COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage	100.00%
Contingent liability	$ 3,200
Lease agreement monthly fee	$ 31
Additional extension period	10 years
Percentage Increase preceding lease payment amount	5.00%
Lease Period	3 years
Annual Lease fee	$ 265
Bank guarantee amount for benefit of lessor	100
Company's outstanding open purchase order commitments	$ 6,100
Bottom of range [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties on sale	3.00%
Percentage of net consideration received from the licensee	20.00%
Top of range [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties on sale	5.00%
Percentage of net consideration received from the licensee	29.50%
First three years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage	3.00%
Three subsequent years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage	4.00%
Seventh year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage	5.00%